SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2019
Long-term Debt, Current Maturities [Abstract]
Schedule of Short-Term Credit and Current Maturities of Long-Term Debt
Banks:

	Interest
	June 30,	June 30,	December 31,
	2019	2019	2018
	%	Unaudited

In NIS bears interest rate of Prime+0.85% to Prime+2.7%	2.6% - 4.45%	2,047	4,229
Short term credit from others	4.15%	582	1,534
Long-term debt from banks in NIS bears interest of Prime rate (*)	2.75%	427	843

		3,056	6,606

*)	The amounts of $ 34 have been classified from long term debt as of December 31, 2018.